Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Warrant liability	$ 0	$ 558
Other current liabilities	324	28
Current portion of capital lease	49	48
Contingent liability	761	0
Working capital liability	1,685	6,805
Total other current liabilities	$ 2,819	$ 7,439